Other payables and accrued liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Other payables	$ 394,228	$ 219,346
Salary payables	553,631	476,442
Accrued expenses and other	525,508
Total other payables and accrued liabilities	$ 1,473,367	$ 695,788